Chinese Mainland Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Chinese mainland [Member]
Multiemployer Plans [Line Items]
Annual Contributions	$ 65.3	$ 68.7	$ 68.9